Cover	Aug. 03, 2026
Cover [Abstract]
Document Type	8-K
Local Phone Number	661-2200
Entity Registrant Name	Ameresco, Inc.
Document Period End Date	Aug. 03, 2026
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34811
Entity Tax Identification Number	04-3512838
Entity Address, Address Line One	111 Speen Street,
Entity Address, Address Line Two	Suite 410,
Entity Address, City or Town	Framingham,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	1701
City Area Code	508
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001488139
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	AMRC
Security Exchange Name	NYSE